Deposits by Customers - Schedule of Deposits by Customers (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of deposits from customers [line items]
- Deposits by customers	£ 190,018	£ 181,883
Equity Index Linked Deposits
Disclosure of deposits from customers [line items]
- Deposits by customers	1,127	1,139
Capital amount guaranteed or protected	1,127	1,139
Capital amount of return guaranteed	£ 16	£ 18